Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator
Net loss	$(17,528)	$(16,249)	$(30,243)	$(24,834)
Net loss attributable to ordinary shareholders - basic and diluted	$(17,528)	$(16,249)	$(30,243)	$(24,834)

Denominator
Weighted-average number of ordinary shares used in net loss per share - basic and diluted	39,802,532	9,866,428	38,194,822	9,528,596
Net loss per share - basic and diluted	$(0.44)	$(1.65)	$(0.79)	$(2.61)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the three months and six months ended June 30, 2021 and 2020 because including them would have had an anti-dilutive effect:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Unvested ordinary shares	—	535,993	—	535,993
Unvested restricted share units	197,899	257,708	197,899	257,708
Convertible preferred shares	—	2,650,980	—	2,650,980
Series A convertible preferred shares	—	7,131,525	—	7,131,525
Series B convertible preferred shares	—	6,210,796	—	6,210,796
Share options	3,744,871	4,002,547	3,744,871	4,002,547
	3,942,770	20,789,549	3,942,770	20,789,549